COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]

16. COMMITMENTS AND CONTRACTUAL OBLIGATIONS

Net Smelter Return ("NSR")

DeLamar Project: Most of the DeLamar deposit is subject to a 2.5% NSR payable to Triple Flag Precious Metals Corp ("Triple Flag"). The NSR will be reduced to 1.0% once Triple Flag has received a total cumulative royalty payment of C$10 million ($7.6 million). Other NSRs ranging from 2.0% to 5.0% are also payable to third-party landholders on certain claims. Please see subsequent events (Note 21) for details on the DeLamar Project new royalty agreement with Wheaton Precious Metals Corp.

Nevada North Project: A 0.5% NSR on production from the Wildcat property is payable to Franco-Nevada*. Other NSRs ranging from 0.4% to 1.0% are also payable to third-party landholders on certain claims. A 0.5% NSR on gold production from the Mountain View property is payable to Franco-Nevada*. Certain claims on the property are also subject to a 1.0% NSR to Franco-Nevada and a 1.5% NSR to Triple Flag. Other NSRs ranging from 0.05% to 1.5% are also payable to third-party landholders on certain claims.

War Eagle Property:  a 1.0% net smelter royalty on future production from the deposit is payable to Gold Royalty Corp. and a 5.0% net smelter royalty payable to the State of Idaho on certain claims. A 2% NSR on production from the Chadwick leased patented claims, with an option to purchase 1% NSR royalty for the payment of $500,000 with credit from prior payments made to lessor.

Marr, Ocelot, Eden and Dune Properties: Franco-Nevada* also has a 2.0% NSR on production from the Marr, Ocelot, Eden and Dune properties. Integra shall have an option at any time to buy down one-half of each royalty, thereby reducing the royalty to a 1.0% NSR royalty per property, for $1,500,000 per property.

Red Canyon Property: The Red Canyon property is subject to a 2.0% NSR royalty to Red Canyon Corporation. A 0.5% NSR is also payable to a third-party landholder.

Cerro Colorado District: The Cerro Colorado property is subject to a 1.0% NSR to Tri Minerals Holding Corp. For a period of five (5) years from the date the option is exercised, and the royalty is granted, Integra shall have the option to buy back the royalty for a payment $1,500,000. The Company has until July 26, 2026 to exercise the option.

Blacksheep Property:  a 5.0% net smelter royalty payable to the State of Idaho on certain claims.

* Franco-Nevada Corporation ("Franco-Nevada") acquired these royalties from Waterton in June 2023.

In May 2023, Wheaton Precious Metals Corp. acquired from Integra a Right of First Refusal ("ROFR") on all future precious metals royalties, streams and pre-pays transactions on all properties owned by the Company as of May 4, 2023. The Company received compensation of $37,101 (C$50,000) in exchange for the ROFR. This has been recorded under the Statements of Operations and Comprehensive Loss as income from right of first refusal interest.

Advance Minimum Royalties ("AMR")

The Company's AMR obligation totalled $122,450 for 2023 (December 31, 2022 - $77,450), which was paid in full in the current year.

Annual Claim Filings Fees

The Company's obligation related to the Idaho Department of Lands ("IDL") rent payments totalled $30,907 for 2023 (December 31, 2022 - $30,670), which was paid in full in the current year.

The Company's obligation related to the Arizona State Lands Dept ("ASLD") rent payments totalled $75,140 for 2023 (December 31, 2022 - $Nil), which was paid in full in the current year.

The Company's obligation for BLM claim fees totalled $569,565 for 2023 (December 31, 2022 - $192,225), which was paid in full in the current year.

Land Access Lease Payments

The Company's obligation related to land and road access lease payments totalled $284,744 for 2023 (December 31, 2022 - $352,999), which was paid in full in the current year.